CONSOLIDATED STATEMENTS OF FINANCIAL POSITION $ in Millions, Rp in Billions	Dec. 31, 2022 IDR (Rp)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 IDR (Rp)
CURRENT ASSETS
Cash and cash equivalents - net	Rp 31,947	$ 2,052	Rp 38,311
Other current financial assets - net	1,349	87	493
Trade and other receivables - net	8,895	571	8,705
Contract assets - net	2,457	158	2,330
Inventories - net	1,144	73	779
Assets held for sale	6	0	818
Prepaid income taxes	332	21	297
Prepaid other taxes	1,512	97	2,537
Contract costs	671	43	656
Other current assets	6,760	434	6,362
Total Current Assets	55,073	3,536	61,288
NON-CURRENT ASSETS
Contract assets - net	34	2	143
Long-term investments	8,653	556	13,800
Contract costs	1,741	112	1,608
Property and equipment	171,491	11,015	163,205
Right-of-use assets	21,531	1,383	19,253
Intangible assets	8,302	533	7,506
Deferred tax assets - net	4,369	281	3,824
Other non-current assets	3,623	233	5,531
Total Non-current Assets	219,744	14,115	214,870
TOTAL ASSETS	274,817	17,651	276,158
CURRENT LIABILITIES
Trade and other payables	18,920	1,215	17,779
Contract liabilities	6,295	404	6,795
Current income tax liabilities	2,807	180	1,609
Other tax liabilities	2,565	165	2,314
Accrued expenses	15,445	992	15,885
Customer deposits	2,382	153	2,416
Short-term bank loans and current maturities of long-term loans and other borrowings	17,049	1,095	16,372
Current maturities of lease liabilities	4,772	307	5,525
Total Current Liabilities	70,235	4,511	68,695
NON-CURRENT LIABILITIES
Deferred tax liabilities - net	1,023	66	858
Contract liabilities	1,561	100	1,283
Long service award provisions	1,031	66	1,206
Pension benefits and other post-employment benefits obligations	10,272	660	11,563
Long-term loans and other borrowings	27,331	1,756	36,319
Lease liabilities	13,701	880	10,363
Other liabilities	588	37	699
Total Non-current Liabilites	55,507	3,565	62,291
TOTAL LIABILITIES	125,742	8,076	130,986
EQUITY
Capital stock	4,953	318	4,953
Additional paid-in capital	1,977	127	1,977
Retained earnings	121,730	7,819	114,438
Other reserves	564	36	263
Net equity attributable to owners of the parent company	129,224	8,300	121,631
Non-controlling interests	19,851	1,275	23,541
TOTAL EQUITY	149,075	9,575	145,172
TOTAL LIABILITIES AND EQUITY	Rp 274,817	$ 17,651	Rp 276,158